Accumulated Other Comprehensive Income (Loss) - Components of Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014		Mar. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (1,373)		$ (911)
Other comprehensive income (loss), before reclassifications	25		71
Amounts reclassified from other comprehensive income (loss)	(5)		26
Other comprehensive income (loss)	20	[1]	97	[1]
Ending balance	(1,353)		(814)
Gain (Loss) on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	49		(41)
Other comprehensive income (loss), before reclassifications	(26)		(32)
Amounts reclassified from other comprehensive income (loss)	(16)		11
Other comprehensive income (loss)	(42)	[1]	(21)	[1]
Ending balance	7		(62)
Change in Retirement Plans' Funded Status [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(826)		(810)
Other comprehensive income (loss), before reclassifications			17
Amounts reclassified from other comprehensive income (loss)	11		16
Other comprehensive income (loss)	11	[1]	33	[1]
Ending balance	(815)		(777)
Foreign Currency Translation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(574)		(70)
Other comprehensive income (loss), before reclassifications	55		77
Other comprehensive income (loss)	55	[1]	77	[1]
Ending balance	(519)		7
Gain (Loss) on Available For Sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance			2
Amounts reclassified from other comprehensive income (loss)			(1)
Other comprehensive income (loss)			(1)	[1]
Ending balance			1
Share of Other Comprehensive Income of Entities Using the Equity Method [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(22)		8
Other comprehensive income (loss), before reclassifications	(4)		9
Other comprehensive income (loss)	(4)	[1]	9	[1]
Ending balance	$ (26)		$ 17

[1]	Excluded from the table above is other comprehensive income (loss) allocated to noncontrolling interests of nil and $(10) million for the three months ended March 31, 2014 and 2013, respectively.